Stockholders Equity - Convertible Preferred Stock Financing (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized	10,000,000	10,000,000	93,174,947
Shares issued and outstanding			22,185,087
Carrying value			$ 43,912
Liquidation preference			44,555
Common stock, shares authorized	200,000,000	200,000,000	62,000,000
Common stock during shares issued and outstanding	29,837,892		6,674,757
Converted Shares Authorized	(31,174,947)
Converted, Shares issued and outstanding	(15,510,330)
Series A
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized			4,177,390
Shares issued and outstanding			1,257,838
Issuance price per share			$ 1.2100
Carrying value			1,448
Liquidation preference			1,525
Convertible Preferred Series A
Class Of Stock [Line Items]
Shares issued and outstanding			830,866
Issuance price per share			$ 0.9093
Carrying value			756
Liquidation preference			1,007
Series A-1
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized			7,847,028
Shares issued and outstanding			3,675,129
Issuance price per share			$ 0.8748
Carrying value			3,128
Liquidation preference			3,215
Convertible Preferred Series A-1
Class Of Stock [Line Items]
Shares issued and outstanding			171,228
Issuance price per share			$ 0.6998
Carrying value			120
Liquidation preference			150
Series B Convertible
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized	0		10,298,658
Shares issued and outstanding			5,149,330
Issuance price per share			$ 1.9420
Carrying value			9,896
Liquidation preference			10,000
Series C Convertible
Class Of Stock [Line Items]
Convertible preferred stock, shares authorized	0		8,851,871
Shares issued and outstanding			4,425,939
Issuance price per share			$ 6.4748
Carrying value			28,564
Liquidation preference			$ 28,658